Expendable parts and supplies	12 Months Ended
Dec. 31, 2017
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Expendable parts and supplies
11.	Expendable parts and supplies

	2017	2016
Material for repair and maintenance	$79,424	$71,876
Other inventories	3,058	3,101

	82,482	74,977
Allowance for obsolescence	(657)	(475)

	$81,825	$74,502

Expendable parts and supplies recognized as an expense in the accompanying consolidated statement of profit or loss under “Maintenance, materials and repairs” amount to $ 28.1 million, $24.7 million and $27.2 million, for the years ended December 31, 2017, 2016 and 2015, respectively.